UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08649
EII Realty Securities Trust

(Exact name of registrant as specified in charter)
640 Fifth Avenue, 8th Floor
New York, NY 10019

(Address of principal executive offices) (Zip code)
Richard J. Adler
640 Fifth Avenue, 8th Floor
New York, NY 10019

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-735-9500
Date of fiscal year end: June 30
Date of reporting period: September 30, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Realty Securities Fund

Schedule of Investments

September 30, 2011
(unaudited)

	Shares	Value
COMMON STOCKS – 2.57%

Hotels & Lodging – 1.83%
Starwood Hotels & Resorts Worldwide, Inc.	7,600	$295,032

Total Hotels & Lodging (Cost $440,937)		295,032

Office Property – 0.74%
Brookfield Properties, Inc. (Canada)	8,700	119,799

Total Office Property (Cost $139,996)		119,799

Total Common Stocks (Cost $580,933)		414,831

REAL ESTATE INVESTMENT TRUSTS (“REITS”) – 93.81%

Apartments – 19.63%
American Campus Communities, Inc.	10,500	390,705
AvalonBay Communities, Inc.	8,200	935,210
BRE Properties, Inc., Class A	7,800	330,252
Equity Residential	7,200	373,464
Essex Property Trust, Inc.	5,200	624,208
UDR, Inc.	23,000	509,220

Total Apartments (Cost $2,442,754)		3,163,059

Diversified – 5.27%
Entertainment Properties Trust	6,500	253,370
Vornado Realty Trust	7,988	596,065

Total Diversified (Cost $500,982)		849,435

Healthcare – 12.20%
HCP, Inc.	20,300	711,718
Health Care REIT, Inc.	10,000	468,000
Ventas, Inc.	15,921	786,497

Total Healthcare (Cost $1,499,611)		1,966,215

Hotels & Lodging – 2.88%
Host Hotels & Resorts, Inc.	31,792	347,804
Strategic Hotels & Resorts, Inc. *	27,100	116,801

Total Hotels & Lodging (Cost $389,309)		464,605

Industrials – 5.49%
Prologis, Inc.	36,447	883,840

Total Industrials (Cost $1,005,682)		883,840

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Realty Securities Fund

Schedule of Investments (continued)

September 30, 2011
(unaudited)

	Shares	Value
REITs (Continued)

Mixed – 0.98%
PS Business Parks, Inc.	3,200	$158,528

Total Mixed (Cost $185,131)		158,528

Office Property – 14.57%
Alexandria Real Estate Equities, Inc.	8,800	540,232
BioMed Realty Trust, Inc.	9,400	155,758
Boston Properties, Inc.	10,900	971,190
Douglas Emmett, Inc.	17,300	295,830
SL Green Realty Corp.	6,600	383,790

Total Office Property (Cost $2,072,952)		2,346,800

Regional Malls – 16.69%
CBL & Associates Properties, Inc.	14,200	161,312
Macerich Co. (The)	14,000	596,820
Simon Property Group, Inc.	14,131	1,554,127
Taubman Centers, Inc.	7,500	377,325

Total Regional Malls (Cost $1,538,665)		2,689,584

Self Storage – 6.84%
Public Storage, Inc.	7,653	852,162
Sovran Self Storage, Inc.	6,700	249,039

Total Self Storage (Cost $437,272)		1,101,201

Shopping Centers – 9.26%
DDR Corp.	20,100	219,090
Federal Realty Investment Trust	4,400	362,604
Kimco Realty Corp.	19,600	294,588
Ramco-Gershenson Properties Trust	14,300	117,260
Urstadt Biddle Properties, Class A	12,000	191,640
Weingarten Realty Investors	14,500	306,965

Total Shopping Centers (Cost $1,284,467)		1,492,147

Total Real Estate Investment Trusts (Cost $11,356,825)		15,115,414

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Realty Securities Fund

Schedule of Investments (continued)

September 30, 2011
(unaudited)

	Shares	Value

SHORT TERM INVESTMENT (UNITED STATES) – 3.42%
Blackrock Liquidity Funds Treasury Trust Fund	551,562	$551,562

Total Short Term Investment (United States) (Cost $551,562)		551,562

Total Investments – 99.80% (Cost $12,489,320)		16,081,807
Other Assets In Excess Of Liabilities – 0.20%		31,599

Net Assets – 100.00%		$16,113,406

*	Denotes non-income producing security.

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. International Property Fund

Schedule of Investments

September 30, 2011
(unaudited)

	Shares	Value
COMMON STOCKS – 70.85%

Germany – 1.80%
DIC Asset AG	800,718	$6,177,385
GSW Immobilien AG *	93,600	2,668,652

Total Germany (Cost $22,292,220)		8,846,037

Hong Kong – 26.72%
China Overseas Land & Investment, Ltd.	11,024,256	16,030,647
Guangzhou R&F Properties Co., Ltd.	8,500,000	6,354,732
Hang Lung Properties, Ltd.	6,506,300	19,557,137
Hysan Development Co., Ltd.	7,599,407	23,282,168
Kerry Properties, Ltd.	5,116,025	16,462,497
Lifestyle International Holdings, Ltd.	10,902,800	27,898,619
Shangri-La Asia, Ltd.	8,083,492	15,596,397
Sun Hung Kai Properties, Ltd.	530,000	6,158,001

Total Hong Kong (Cost $135,503,921)		131,340,198

Japan – 20.36%
AEON Mall Co., Ltd.	1,065,540	24,703,165
Daiwa House Industry Co., Ltd.	1,799,000	23,432,745
Mitsubishi Estate Co., Ltd.	1,450,000	23,853,140
Mitsui Fudosan Co., Ltd.	1,490,800	24,040,794
Tokyu Land Corp.	1,105,000	4,028,347

Total Japan (Cost $122,135,248)		100,058,191

Malaysia – 1.95%
SP Setia Berhad	7,852,500	9,568,121

Total Malaysia (Cost $8,481,417)		9,568,121

Singapore – 12.17%
Capitaland, Ltd.	7,269,600	13,779,381
City Developments, Ltd.	2,475,100	18,215,186
Hongkong Land Holdings, Ltd.	3,125,000	14,000,000
Keppel Land, Ltd.	1,750,000	3,478,244
Wing Tai Holdings, Ltd.	11,024,960	10,321,887

Total Singapore (Cost $79,202,239)		59,794,698

Spain – 2.80%
Melia Hotels International, SA	2,072,154	13,762,092

Total Spain (Cost $31,421,983)		13,762,092

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. International Property Fund

Schedule of Investments (continued)

September 30, 2011
(unaudited)

	Shares	Value
COMMON STOCKS (Continued)

Sweden – 1.56%
Castellum AB	622,513	$7,645,230

Total Sweden (Cost $5,909,790)		7,645,230

Thailand – 2.92%
Central Pattana Public Co., Ltd.	13,039,800	14,367,481

Total Thailand (Cost $9,069,209)		14,367,481

United Kingdom – 0.57%
Capital & Counties Properties plc	1,077,974	2,821,174

Total United Kingdom (Cost $2,981,702)		2,821,174

Total Common Stocks (Cost $416,997,729)		348,203,222

REAL ESTATE INVESTMENT TRUSTS (“REITS”) – 27.31%

Australia – 5.75%
GPT Group	4,680,280	14,283,149
Stockland	4,949,940	13,999,593

Total Australia (Cost $31,985,913)		28,282,742

France – 8.58%
ICADE	126,727	10,004,584
Klepierre	155,550	4,416,141
Unibail-Rodamco SE	153,617	27,731,937

Total France (Cost $48,171,716)		42,152,662

Italy – 1.38%
Immobiliare Grande Distribuzione	4,579,062	6,794,991

Total Italy (Cost $15,460,415)		6,794,991

United Kingdom – 11.60%
Derwent London plc	684,460	15,354,045
Great Portland Estates plc	1,942,761	10,289,886
Hammerson plc	1,300,000	7,659,089
Land Securities Group plc	1,817,600	18,177,979
Shaftesbury plc	759,432	5,511,806

Total United Kingdom (Cost $57,865,355)		56,992,805

Total Real Estate Investment Trusts (Cost $153,483,399)		134,223,200

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. International Property Fund

Schedule of Investments (continued)

September 30, 2011
(unaudited)

	Shares	Value

SHORT TERM INVESTMENT (UNITED STATES) – 3.67%
Blackrock Liquidity Funds Treasury Trust Fund	18,028,939	$18,028,939

Total Short Term Investment (United States) (Cost $18,028,939)		18,028,939

Total Investments – 101.83% (Cost $588,510,067)		500,455,361
Liabilities In Excess Of Other Assets – (1.83%)		(9,005,920)

Total Net Assets – 100.00%		$491,449,441

*	Denotes non-income producing security.

	% of Net
Sector Diversification	Assets	Value
Real Estate	78.03%	$383,521,383
Consumer Cyclicals	20.13%	98,905,039
Short-Term Investment	3.67%	18,028,939

Total Investments	101.83%	500,455,361
Liabilities In Excess Of Other Assets	(1.83)%	(9,005,920)

Net Assets	100.00%	$491,449,441

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments

September 30, 2011
(unaudited)

	Shares	Value
COMMON STOCKS – 36.50%

Germany – 0.35%
DIC Asset AG	143,066	$1,103,727

Total Germany (Cost $3,657,957)		1,103,727

Hong Kong – 14.68%
China Overseas Land & Investment, Ltd.	4,055,168	5,896,721
China Resources Land, Ltd.	922,000	1,005,527
Guangzhou R&F Properties Co., Ltd.	2,400,000	1,794,277
Hang Lung Properties, Ltd.	2,199,900	6,612,629
Hysan Development Co., Ltd.	2,316,113	7,095,834
Kerry Properties, Ltd.	1,874,123	6,030,609
Lifestyle International Holdings, Ltd.	3,791,400	9,701,620
Shangri-La Asia, Ltd.	3,167,950	6,112,285
Sun Hung Kai Properties, Ltd.	125,000	1,452,359

Total Hong Kong (Cost $52,089,183)		45,701,861

Japan – 9.23%
AEON Mall Co., Ltd.	332,600	7,710,900
Daiwa House Industry Co., Ltd.	560,000	7,294,240
Mitsubishi Estate Co., Ltd.	398,500	6,555,501
Mitsui Fudosan Co., Ltd.	445,000	7,176,116

Total Japan (Cost $30,907,118)		28,736,757

Singapore – 6.28%
Capitaland, Ltd.	2,481,050	4,702,781
City Developments, Ltd.	818,300	6,022,176
Hongkong Land Holdings, Ltd.	1,500,000	6,720,000
Wing Tai Holdings, Ltd.	2,250,000	2,106,515

Total Singapore (Cost $23,629,511)		19,551,472

Spain – 1.45%
Melia Hotels International, SA	680,000	4,516,181

Total Spain (Cost $7,243,844)		4,516,181

Sweden – 1.03%
Castellum AB	260,400	3,198,034

Total Sweden (Cost $3,041,010)		3,198,034

Thailand – 1.88%
Central Pattana Public Co., Ltd.	5,327,500	5,869,933

Total Thailand (Cost $4,296,866)		5,869,933

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments (continued)

September 30, 2011
(unaudited)

	Shares	Value
COMMON STOCKS (Continued)

United States – 1.60%
Starwood Hotels & Resorts Worldwide, Inc.	128,200	$4,976,724

Total United States (Cost $7,578,647)		4,976,724

Total Common Stocks (Cost $132,444,136)		113,654,689

REAL ESTATE INVESTMENT TRUSTS (“REITS”) – 56.54%

Australia – 2.81%
GPT Group	1,350,000	4,119,893
Stockland	1,631,960	4,615,566

Total Australia (Cost $9,214,881)		8,735,459

Canada – 3.90%
Boardwalk Real Estate Investment Trust	128,900	5,959,793
RioCan Real Estate Investment Trust	247,554	6,176,675

Total Canada (Cost $12,177,754)		12,136,468

France – 5.01%
ICADE	65,850	5,198,591
Klepierre	51,172	1,452,798
Unibail-Rodamco	49,650	8,963,140

Total France (Cost $17,327,596)		15,614,529

Italy – 0.44%
Immobiliare Grande Distribuzione	928,200	1,377,380

Total Italy (Cost $3,551,954)		1,377,380

United Kingdom – 6.12%
Derwent London plc	255,000	5,720,249
Great Portland Estates plc	718,909	3,807,721
Land Securities Group plc	690,000	6,900,751
Shaftesbury plc	363,800	2,640,387

Total United Kingdom (Cost $17,458,362)		19,069,108

United States – 38.26%
American Campus Communities, Inc.	153,000	5,693,130
Boston Properties, Inc.	132,500	11,805,750
DDR Corp	278,200	3,032,380
Douglas Emmett, Inc.	202,000	3,454,200
Essex Property Trust, Inc.	90,800	10,899,632
Federal Realty Investment Trust	76,600	6,312,606
HCP, Inc.	155,600	5,455,336

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

E.I.I. Global Property Fund

Schedule of Investments (continued)

September 30, 2011
(unaudited)

	Shares	Value
REITs (Continued)
United States (Continued)
Health Care REIT, Inc.	91,300	$4,272,840
Host Hotels & Resorts, Inc.	346,029	3,785,557
Prologis Inc	400,807	9,719,570
Public Storage, Inc.	84,800	9,442,480
Simon Property Group, Inc.	170,657	18,768,857
SL Green Realty Corp.	60,700	3,529,705
Taubman Centers, Inc.	88,795	4,467,276
UDR, Inc.	240,800	5,331,312
Ventas, Inc.	141,200	6,975,280
Vornado Realty Trust	83,310	6,216,592

Total United States (Cost $98,917,262)		119,162,503

Total Real Estate Investment Trusts (Cost $158,647,809)		176,095,447

SHORT TERM INVESTMENT (UNITED STATES) – 6.77%
Blackrock Liquidity Funds Treasury Trust Fund	21,075,371	21,075,371

Total Short Term Investment (United States) (Cost $21,075,371)		21,075,371

Total Investments – 99.81% (Cost $312,167,316)		310,825,507
Other Assets in Excess of Liabilities – 0.19%		603,316

Total Net Assets – 100.00%		$311,428,823

	% of Net
Sector Diversification	Assets	Value
Real Estate	80.64%	$251,126,910
Consumer Cyclicals	12.40%	38,623,226
Short-Term Investment	6.77%	21,075,371

Total Investments	99.81%	310,825,507
Other Assets in Excess of Liabilities	0.19%	603,316

Net Assets	100.00%	$311,428,823

See Notes to the Quarterly Schedule of Investments.

E.I.I. REALTY SECURITIES TRUST

Notes to the Quarterly Schedule of Investments

September 30, 2011
(unaudited)

A. Significant Accounting Policies:

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Such policies are consistently followed by the Funds in preparation of their financial statements.

Security Valuation: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available bid price. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Investments in other investment companies are valued at net asset value.

If market quotations are not readily available, or the price is not considered representative of market value, securities are valued at their fair value as determined in good faith by the Trust’s Price Valuation Committee under procedures adopted by the Trust’s Board of Trustees (The “Board”).

Most foreign markets close before the close of trading on the New York Stock Exchange (“NYSE”). If a Fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the Fund’s share price, the Fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the Trust’s Price Valuation Committee, established by the Trust’s Board of Directors.

The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Funds are open. In deciding whether to make fair value adjustments, the Funds review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Funds could obtain if it were to sell the security at the time of the close of the NYSE and the difference could be significant.

The Board has delegated the fair valuation of each Fund’s portfolio securities to the Adviser. BNY Mellon Investment Servicing (US) Inc., which act as the Funds’ Sub-Administrator, is also responsible (in conjunction with oversight by the Adviser) for fair valuation of each Fund’s portfolio securities. To assist with their responsibilities, the Adviser and/ or Sub-Administrator may utilize an outside pricing service approved by the Board.

Fair Value Measurements: The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Fair value is defined as the price that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the portfolio. Unobservable inputs reflect the Fund Management’s own assumptions about the assumptions that market participants would use in valuing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level in the fair value hierarchy based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

E.I.I. REALTY SECURITIES TRUST

Notes to the Quarterly Schedule of Investments (continued)

September 30, 2011
(unaudited)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of September 30, 2011:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
E.I.I. REALTY SECURITIES FUND	September 30, 2011	Price	Input	Input
Investments in Securities*	$16,081,807	$16,081,807	$—	$—

Total	$16,081,807	$16,081,807	$—	$—

*	See Schedule of Investment for geographic and industry sector breakouts.

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
E.I.I. INTERNATIONAL PROPERTY FUND	September 30, 2011	Price	Input	Input
Investments in Securities*	$500,455,361	$500,455,361	$—	$—

Total	$500,455,361	$500,455,361	$—	$—

*	See Schedule of Investments for geographic and sector breakouts.

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
E.I.I. GLOBAL PROPERTY FUND	September 30, 2011	Price	Input	Input
Investments in Securities*	$310,825,507	$310,825,507	$—	$—

Total	$310,825,507	$310,825,507	$—	$—

*	See Schedule of Investments for geographic and sector breakouts.

Transfers in and out of levels 1, 2 and 3 of the fair value hierarchy are recognized as of the beginning of the reporting period. There were no transfers between any of the levels during the period ended September 30, 2011. Additionally there were no level 2 or 3 investments held during the period.

Foreign Currency Translation: Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of valuation. Purchases and sales of securities, interest income and dividends received are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in securities.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in the exchange rate.

E.I.I. REALTY SECURITIES TRUST

Notes to the Quarterly Schedule of Investments (continued)

September 30, 2011
(unaudited)

Security Transactions: Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statements and federal income tax purposes.

B. Tax Cost of Securities:

The aggregate cost, gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis at September 30, 2011 for each Fund were as follows:

Fund	Cost	Appreciation	(Depreciation)	Net
E.I.I. Realty Securities Fund	$12,489,320	$4,434,249	$(841,762)	$3,592,487
E.I.I. International Property Fund	588,510,067	36,779,865	(124,834,571)	(88,054,706)
E.I.I. Global Property Fund	312,167,316	31,552,876	(32,894,685)	(1,341,809)

Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
EX-99.CERT

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) EII Realty Securities Trust

By (Signature and Title)*	/s/ Richard J. Adler Richard J. Adler, Chief Executive Officer
(principal executive officer)
Date 11/11/11
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard J. Adler Richard J. Adler, Chief Executive Officer
(principal executive officer)
Date 11/11/11

By (Signature and Title)*	/s/ Michael J. Meagher Michael J. Meagher, Vice President and Treasurer
(principal financial officer)
Date 11/10/11

*	Print the name and title of each signing officer under his or her signature.